Held-for-sale assets (Details Textual)	12 Months Ended
Dec. 31, 2015 USD ($)
Proceeds from Sale of Property Held-for-sale	$ 11,300,000
Assets Held-for-sale, Not Part of Disposal Group, Total	$ 3,808,471